Acquisition - Aggregate Purchase Price (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 04, 2014	May. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Jul. 31, 2014
Acquisition
Cash paid for acquisition			$ 1,125,000	$ 2,125,000
Payment Arrangement One
Acquisition
Contingent consideration liability					$ 375,000
Payment Arrangement Two
Acquisition
Contingent consideration payments		$ 250,000
DeviceFidelity
Acquisition
Cash paid for acquisition	$ 1,125,000
Maximum amount of contingent consideration to be paid	1,000,000
DeviceFidelity | Maximum
Acquisition
Aggregate purchase price	2,125,000
DeviceFidelity | Payment Arrangement One
Acquisition
Maximum amount of contingent consideration to be paid	375,000
DeviceFidelity | Payment Arrangement Two
Acquisition
Maximum amount of contingent consideration to be paid	250,000
DeviceFidelity | Payment Arrangement Three
Acquisition
Maximum amount of contingent consideration to be paid	$ 375,000